American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate
October 31, 2024

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 44.8%
American Century Diversified Corporate Bond ETF	541,178	25,300,071
American Century Focused Dynamic Growth ETF(2)	296,016	27,597,572
American Century Focused Large Cap Value ETF	378,827	26,158,004
American Century Multisector Income ETF	812,544	35,435,044
American Century Quality Diversified International ETF	570,685	28,305,976
American Century Short Duration Strategic Income ETF	89,869	4,612,320
American Century U.S. Quality Growth ETF	462,515	42,278,496
American Century U.S. Quality Value ETF	679,545	41,249,401
Avantis Emerging Markets Equity ETF(3)	321,189	20,071,101
Avantis International Equity ETF(3)	287,107	18,305,942
Avantis International Small Cap Value ETF	121,198	8,122,690
Avantis U.S. Equity ETF	483,606	45,734,619
Avantis U.S. Small Cap Value ETF	126,153	11,952,997
TOTAL AFFILIATED FUNDS (Cost $240,610,345)		335,124,233
COMMON STOCKS — 26.2%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,607	94,331
Bombardier, Inc., Class B(2)	1,173	86,285
CAE, Inc.(2)(3)	5,702	100,333
Curtiss-Wright Corp.	1,891	652,319
HEICO Corp.	1,772	434,051
Hexcel Corp.	2,069	121,430
Huntington Ingalls Industries, Inc.	1,221	225,836
L3Harris Technologies, Inc.	1,232	304,883
Lockheed Martin Corp.	299	163,269
Saab AB, Class B(3)	1,106	22,716
		2,205,453
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	516	50,435
FedEx Corp.	671	183,753
GXO Logistics, Inc.(2)	2,246	134,333
InPost SA(2)	4,736	92,390
United Parcel Service, Inc., Class B	1,583	212,217
		673,128
Automobile Components — 0.2%
Aptiv PLC(2)	5,456	310,065
BorgWarner, Inc.	6,426	216,106
Continental AG	4,594	286,713
Hyundai Mobis Co. Ltd.	2,017	362,521
Linamar Corp.	4,538	185,679
		1,361,084
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,810	300,365
Ferrari NV	887	423,427
Kia Corp.	2,696	178,284
Mercedes-Benz Group AG	5,333	323,983
Stellantis NV	5,750	78,788
Tesla, Inc.(2)	1,721	429,992
Volvo Car AB, Class B(2)	55,477	119,870

Winnebago Industries, Inc.	1,105	61,924
		1,916,633
Banks — 1.0%
Bancorp, Inc.(2)	1,786	89,764
Bank Central Asia Tbk. PT	786,600	512,847
Bank of America Corp.	10,447	436,893
Bankinter SA(3)	5,138	41,918
Barclays PLC	273,032	836,981
BNP Paribas SA	1,815	123,954
BPER Banca SpA(3)	13,451	81,898
Commerce Bancshares, Inc.	7,617	476,062
First Hawaiian, Inc.	8,705	215,362
Fukuoka Financial Group, Inc.	4,000	91,246
ING Groep NV, Series N	18,005	305,552
JPMorgan Chase & Co.	3,256	722,571
Mebuki Financial Group, Inc.	26,700	99,869
NU Holdings Ltd., Class A(2)	63,797	962,697
PNC Financial Services Group, Inc.	831	156,452
Regions Financial Corp.	16,705	398,748
Triumph Financial, Inc.(2)	1,194	105,514
Truist Financial Corp.	14,020	603,561
U.S. Bancorp	13,387	646,726
Westamerica Bancorporation	4,064	209,377
		7,117,992
Beverages — 0.2%
Ambev SA	51,200	111,595
Celsius Holdings, Inc.(2)	2,717	81,727
Davide Campari-Milano NV	29,293	196,666
Heineken NV(3)	3,546	290,831
Lifedrink Co., Inc.	1,700	19,632
PepsiCo, Inc.	3,089	513,021
Pernod Ricard SA(3)	2,621	327,019
Royal Unibrew AS	1,014	76,285
		1,616,776
Biotechnology — 0.7%
AbbVie, Inc.	2,837	578,379
ADMA Biologics, Inc.(2)	6,755	110,174
Alkermes PLC(2)	2,496	64,147
Alnylam Pharmaceuticals, Inc.(2)	1,840	490,526
Amgen, Inc.	642	205,543
Amicus Therapeutics, Inc.(2)	24,668	281,709
Arcutis Biotherapeutics, Inc.(2)	3,897	32,384
Argenx SE, ADR(2)	482	282,597
Biohaven Ltd.(2)	1,368	68,072
BioMarin Pharmaceutical, Inc.(2)	3,688	243,002
Blueprint Medicines Corp.(2)	976	85,410
Bridgebio Pharma, Inc.(2)	2,475	57,940
Celldex Therapeutics, Inc.(2)	1,122	29,239
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	46,835
Crinetics Pharmaceuticals, Inc.(2)	1,048	58,646
CSL Ltd.	2,126	399,167
Cytokinetics, Inc.(2)	870	44,370
Halozyme Therapeutics, Inc.(2)	1,960	99,117
Insmed, Inc.(2)	1,951	131,263
Keros Therapeutics, Inc.(2)	802	46,548

Madrigal Pharmaceuticals, Inc.(2)(3)	302	78,321
Mineralys Therapeutics, Inc.(2)	2,414	32,299
Natera, Inc.(2)	5,903	714,027
PeptiDream, Inc.(2)	4,400	80,768
REVOLUTION Medicines, Inc.(2)	1,509	80,731
Telix Pharmaceuticals Ltd.(2)	5,749	78,558
Twist Bioscience Corp.(2)	1,915	77,289
Vaxcyte, Inc.(2)	1,394	148,252
Vera Therapeutics, Inc.(2)	1,058	42,722
Vertex Pharmaceuticals, Inc.(2)	397	188,964
Viking Therapeutics, Inc.(2)	712	51,648
		4,928,647
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	26,700	326,603
Amazon.com, Inc.(2)	8,325	1,551,780
Isetan Mitsukoshi Holdings Ltd.	2,000	29,760
Mercari, Inc.(2)(3)	1,000	13,989
Ollie's Bargain Outlet Holdings, Inc.(2)	797	73,188
Pan Pacific International Holdings Corp.	4,200	104,195
Ryohin Keikaku Co. Ltd.	3,400	55,641
		2,155,156
Building Products — 0.3%
AZEK Co., Inc.(2)	8,438	371,272
Fortune Brands Innovations, Inc.	1,916	159,660
Hayward Holdings, Inc.(2)	12,621	205,217
JELD-WEN Holding, Inc.(2)	7,600	107,616
Johnson Controls International PLC	7,943	600,094
Lennox International, Inc.	901	542,916
Munters Group AB	2,544	41,212
Reliance Worldwide Corp. Ltd.	30,023	102,222
Sanwa Holdings Corp.	2,800	70,935
		2,201,144
Capital Markets — 1.3%
AllianceBernstein Holding LP	4,429	164,094
Ameriprise Financial, Inc.	614	313,324
ARES Management Corp., Class A	5,770	967,514
Bank of New York Mellon Corp.	8,234	620,514
Blackrock, Inc.	386	378,678
Bolsa Mexicana de Valores SAB de CV	64,104	104,760
Coinbase Global, Inc., Class A(2)	2,234	400,445
Donnelley Financial Solutions, Inc.(2)	2,331	135,991
GQG Partners, Inc.	39,365	71,454
Hamilton Lane, Inc., Class A	1,001	179,820
Hong Kong Exchanges & Clearing Ltd.	9,800	392,395
Integral Corp.	1,700	43,114
Intercontinental Exchange, Inc.	1,418	221,024
Intermediate Capital Group PLC	3,826	101,635
KKR & Co., Inc.	695	96,077
London Stock Exchange Group PLC	4,936	669,005
LPL Financial Holdings, Inc.	2,736	772,044
Morgan Stanley	5,601	651,116
MSCI, Inc.	1,676	957,331
Northern Trust Corp.	8,215	825,772
S&P Global, Inc.	1,036	497,653
St. James's Place PLC	3,875	40,651

Swissquote Group Holding SA	251	85,383
T. Rowe Price Group, Inc.	4,138	454,601
TPG, Inc.	7,737	523,640
		9,668,035
Chemicals — 0.5%
Air Liquide SA	3,000	537,904
Akzo Nobel NV(3)	4,708	300,434
Arkema SA	2,536	223,478
Aspen Aerogels, Inc.(2)	2,496	44,529
Avient Corp.	6,626	308,838
DSM-Firmenich AG	3,673	435,556
Ecolab, Inc.	1,289	316,746
Element Solutions, Inc.	25,086	679,831
Linde PLC	1,089	496,747
PPG Industries, Inc.	1,109	138,081
Shin-Etsu Chemical Co. Ltd.	9,500	348,117
Solvay SA	1,496	60,863
Tokyo Ohka Kogyo Co. Ltd.(3)	3,400	78,250
		3,969,374
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	2,575	136,630
Casella Waste Systems, Inc., Class A(2)	1,565	153,182
Clean Harbors, Inc.(2)	601	138,987
Daiei Kankyo Co. Ltd.	4,600	94,879
Element Fleet Management Corp.	3,056	62,531
Elis SA	1,838	41,813
Republic Services, Inc.	4,334	858,132
SPIE SA	1,829	66,198
UniFirst Corp.	465	83,612
		1,635,964
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,392	537,924
Extreme Networks, Inc.(2)	4,192	62,587
F5, Inc.(2)	1,690	395,257
Juniper Networks, Inc.	3,330	129,537
Motorola Solutions, Inc.	763	342,854
		1,468,159
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.(3)	2,197	105,720
Construction Partners, Inc., Class A(2)	1,604	126,283
Eiffage SA	4,033	375,366
Fugro NV	4,015	92,319
Kinden Corp.	4,500	93,268
MYR Group, Inc.(2)	1,017	133,227
Ventia Services Group Pty. Ltd.	34,735	104,320
Vinci SA	4,002	448,307
		1,478,810
Construction Materials — 0.1%
CRH PLC	4,359	415,979
James Hardie Industries PLC(2)	4,743	151,270
Knife River Corp.(2)	467	45,448
Summit Materials, Inc., Class A(2)	2,400	113,784
Vulcan Materials Co.	1,144	313,376
		1,039,857
Consumer Finance — 0.0%
American Express Co.	1,156	312,213

Zip Co. Ltd.(2)	29,648	57,798
		370,011
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	1,669	139,646
Casey's General Stores, Inc.	512	201,738
Costco Wholesale Corp.	429	375,023
Dollar Tree, Inc.(2)	4,417	285,515
Grocery Outlet Holding Corp.(2)	1,734	24,796
Koninklijke Ahold Delhaize NV(3)	19,041	628,321
Marks & Spencer Group PLC	21,692	105,247
PriceSmart, Inc.	1,317	109,416
Redcare Pharmacy NV(2)	496	75,962
Sysco Corp.	4,726	354,214
Target Corp.	2,398	359,796
		2,659,674
Containers and Packaging — 0.2%
Ball Corp.	3,445	204,116
Graphic Packaging Holding Co.	20,697	584,897
Packaging Corp. of America	1,328	304,032
Smurfit WestRock PLC	3,667	188,851
Verallia SA	16,209	467,450
		1,749,346
Distributors — 0.1%
D'ieteren Group(3)	188	40,701
LKQ Corp.	4,900	180,271
Pool Corp.	1,936	700,135
		921,107
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	3,266	435,913
Duolingo, Inc.(2)	2,316	678,519
Stride, Inc.(2)	1,591	148,408
		1,262,840
Diversified REITs — 0.1%
British Land Co. PLC	61,802	318,030
Essential Properties Realty Trust, Inc.	11,608	367,858
Stockland	24,915	84,253
		770,141
Diversified Telecommunication Services — 0.2%
BCE, Inc.(3)	8,745	281,943
Cellnex Telecom SA(3)	3,042	111,720
Gamma Communications PLC	2,922	59,697
Orange SA	43,464	477,482
Verizon Communications, Inc.	9,638	406,049
		1,336,891
Electric Utilities — 0.5%
Duke Energy Corp.	1,830	210,944
Edison International	8,253	680,047
Evergy, Inc.	8,564	517,608
Eversource Energy	8,526	561,437
Iberdrola SA	29,983	445,384
NextEra Energy, Inc.	9,532	755,411
Xcel Energy, Inc.	8,673	579,443
		3,750,274
Electrical Equipment — 0.5%
AMETEK, Inc.	1,467	268,960

Atkore, Inc.	870	74,611
Eaton Corp. PLC	1,338	443,654
Emerson Electric Co.	6,293	681,343
Furukawa Electric Co. Ltd.	1,300	31,972
Hubbell, Inc.	600	256,218
Nexans SA	647	90,064
Nordex SE(2)	4,951	70,555
Regal Rexnord Corp.	2,606	434,003
Schneider Electric SE	2,647	685,702
Signify NV	8,993	220,190
Vertiv Holdings Co., Class A	5,349	584,592
		3,841,864
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	3,757	707,180
Cognex Corp.	1,248	50,207
Keyence Corp.	700	315,989
Littelfuse, Inc.	510	124,761
Maruwa Co. Ltd.	300	82,760
Mirion Technologies, Inc., Class A(2)	6,808	100,759
TE Connectivity PLC	2,111	311,204
Yokogawa Electric Corp.	2,500	55,430
		1,748,290
Energy Equipment and Services — 0.2%
Baker Hughes Co.	12,998	494,964
DOF Group ASA(2)	6,010	47,987
Expro Group Holdings NV(2)	5,576	71,094
Schlumberger NV	11,637	466,294
Subsea 7 SA	5,156	79,247
TechnipFMC PLC	943	25,169
Transocean Ltd.(2)(3)	31,140	135,147
		1,319,902
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	676	70,990
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	69,141
Spotify Technology SA(2)	1,136	437,474
Walt Disney Co.	1,769	170,178
		747,783
Financial Services — 0.4%
Adyen NV(2)	264	403,302
Block, Inc.(2)	2,068	149,558
Corpay, Inc.(2)	2,608	859,910
Edenred SE	5,720	185,000
Infratil Ltd.	7,827	59,194
Mastercard, Inc., Class A	1,511	754,880
Payoneer Global, Inc.(2)	7,980	68,788
Shift4 Payments, Inc., Class A(2)(3)	1,205	108,980
Visa, Inc., Class A	869	251,880
Worldline SA(2)	6,717	47,613
		2,889,105
Food Products — 0.2%
AAK AB	3,237	92,924
Conagra Brands, Inc.	25,631	741,761
General Mills, Inc.	7,058	480,085
Mondelez International, Inc., Class A	4,651	318,501
Morinaga & Co. Ltd.	2,200	41,150

Nomad Foods Ltd.	5,651	99,175
Toyo Suisan Kaisha Ltd.	300	17,623
		1,791,219
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	1,873	76,943
Nippon Gas Co. Ltd.	1,800	24,601
ONE Gas, Inc.	5,463	389,348
Spire, Inc.	6,282	401,169
		892,061
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	6,243	481,603
CSX Corp.	9,999	336,366
Knight-Swift Transportation Holdings, Inc.	2,503	130,356
Kyushu Railway Co.	3,100	81,563
Norfolk Southern Corp.	3,545	887,774
Saia, Inc.(2)	160	78,178
Schneider National, Inc., Class B	3,462	97,905
Uber Technologies, Inc.(2)	3,712	267,450
Union Pacific Corp.	1,559	361,797
XPO, Inc.(2)	5,354	698,858
		3,421,850
Health Care Equipment and Supplies — 0.9%
Alphatec Holdings, Inc.(2)	10,000	78,500
Becton Dickinson & Co.	2,343	547,301
DENTSPLY SIRONA, Inc.	8,941	207,163
Dexcom, Inc.(2)	8,495	598,728
Envista Holdings Corp.(2)	13,273	278,335
GE HealthCare Technologies, Inc.	7,621	665,694
Hologic, Inc.(2)	3,411	275,848
IDEXX Laboratories, Inc.(2)	1,301	529,403
Inari Medical, Inc.(2)	2,651	128,308
Insulet Corp.(2)	2,018	467,228
Integer Holdings Corp.(2)	957	118,907
Intuitive Surgical, Inc.(2)	631	317,923
Lantheus Holdings, Inc.(2)	1,096	120,385
Medtronic PLC	3,629	323,888
Neogen Corp.(2)	4,764	68,030
SI-BONE, Inc.(2)	5,845	80,661
Terumo Corp.	28,000	533,268
Ypsomed Holding AG	138	61,208
Zimmer Biomet Holdings, Inc.	11,468	1,226,159
		6,626,937
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	1,248	53,277
Cardinal Health, Inc.	4,997	542,275
Cencora, Inc.	3,480	793,718
Centene Corp.(2)	5,041	313,853
Chartwell Retirement Residences	30,735	345,461
Cigna Group	1,212	381,550
Encompass Health Corp.	1,069	106,323
HealthEquity, Inc.(2)	1,445	123,186
Henry Schein, Inc.(2)	11,638	817,337
Labcorp Holdings, Inc.	2,430	554,696
NeoGenomics, Inc.(2)	7,114	96,679
Option Care Health, Inc.(2)	3,050	70,272

Pediatrix Medical Group, Inc.(2)	3,398	41,863
Quest Diagnostics, Inc.	3,983	616,688
Surgery Partners, Inc.(2)	2,427	69,898
Talkspace, Inc.(2)	19,247	60,243
UnitedHealth Group, Inc.	1,578	890,781
Universal Health Services, Inc., Class B	1,175	240,064
		6,118,164
Health Care REITs — 0.4%
Aedifica SA	1,137	73,402
American Healthcare REIT, Inc.	14,321	380,939
CareTrust REIT, Inc.	12,360	403,801
Healthpeak Properties, Inc.	13,171	295,689
Ventas, Inc.	14,807	969,710
Welltower, Inc.	8,703	1,173,861
		3,297,402
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,075	71,801
GoodRx Holdings, Inc., Class A(2)	7,691	47,069
Pro Medicus Ltd.	401	50,797
Veeva Systems, Inc., Class A(2)	1,817	379,444
Waystar Holding Corp.(2)	2,590	73,893
		623,004
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	1,044	111,760
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	2,872	387,117
Chipotle Mexican Grill, Inc.(2)	14,489	808,052
Darden Restaurants, Inc.	1,248	199,705
DoorDash, Inc., Class A(2)	3,476	544,689
GENDA, Inc.(2)(3)	3,800	66,343
Greggs PLC	2,196	77,858
Guzman y Gomez Ltd.(2)	1,588	39,157
Hilton Worldwide Holdings, Inc.	6,087	1,429,532
Life Time Group Holdings, Inc.(2)	3,560	79,317
MakeMyTrip Ltd.(2)	3,858	391,548
Planet Fitness, Inc., Class A(2)	1,091	85,665
Round One Corp.	7,400	46,835
Trip.com Group Ltd., ADR(2)	5,583	359,545
		4,515,363
Household Durables — 0.2%
Barratt Redrow PLC	28,161	162,252
Bellway PLC	3,069	112,076
Breville Group Ltd.(3)	1,110	23,072
Champion Homes, Inc.(2)	1,257	110,905
Mohawk Industries, Inc.(2)	2,017	270,823
Taylor Wimpey PLC	236,234	446,643
TopBuild Corp.(2)	652	230,404
		1,356,175
Household Products — 0.4%
Church & Dwight Co., Inc.	8,389	838,145
Colgate-Palmolive Co.	1,377	129,039
Henkel AG & Co. KGaA, Preference Shares	3,095	268,005
Kimberly-Clark Corp.	4,034	541,282
Procter & Gamble Co.	2,211	365,213
Reckitt Benckiser Group PLC	12,793	776,075
		2,917,759

Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	939	170,297
Vistra Corp.	6,990	873,470
		1,043,767
Industrial Conglomerates — 0.1%
Hitachi Ltd.	23,300	585,409
Honeywell International, Inc.	1,485	305,435
LG Corp.	3,753	205,085
		1,095,929
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1,401	239,963
Goodman Group	24,869	593,859
Mapletree Industrial Trust	44,900	81,077
Prologis, Inc.	14,005	1,581,725
Segro PLC	12,371	125,348
Tritax Big Box REIT PLC	35,728	64,858
		2,686,830
Insurance — 0.7%
Aflac, Inc.	997	104,476
Allstate Corp.	3,392	632,676
Goosehead Insurance, Inc., Class A(2)	1,096	119,354
Hanover Insurance Group, Inc.	2,545	377,500
Kinsale Capital Group, Inc.	336	143,845
Marsh & McLennan Cos., Inc.	1,270	277,165
MetLife, Inc.	3,133	245,690
NN Group NV	7,771	381,496
Palomar Holdings, Inc.(2)	1,007	90,398
Progressive Corp.	1,379	334,863
Prudential Financial, Inc.	1,939	237,489
Prudential PLC	36,257	301,834
Reinsurance Group of America, Inc.	893	188,494
Ryan Specialty Holdings, Inc., Class A	7,064	465,306
Skyward Specialty Insurance Group, Inc.(2)	2,788	123,257
Tokio Marine Holdings, Inc.	7,700	277,324
Willis Towers Watson PLC	2,315	699,570
		5,000,737
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	11,104	1,900,005
Autohome, Inc., ADR	6,588	185,123
CAR Group Ltd.	2,875	70,814
Hemnet Group AB	2,056	64,802
Meta Platforms, Inc., Class A	2,038	1,156,728
Pinterest, Inc., Class A(2)	15,345	487,818
QuinStreet, Inc.(2)	5,590	117,390
Scout24 SE	727	62,802
Tencent Holdings Ltd.	17,500	912,487
		4,957,969
IT Services — 0.6%
Accenture PLC, Class A	1,013	349,303
Amdocs Ltd.	5,860	514,186
BIPROGY, Inc.	2,500	78,890
Cloudflare, Inc., Class A(2)	6,954	609,935
Cognizant Technology Solutions Corp., Class A	3,188	237,793
GDS Holdings Ltd., ADR(2)	6,741	147,695
GDS Holdings Ltd., Class A(2)(3)	28,200	76,053

Globant SA(2)	349	73,251
Indra Sistemas SA(3)	2,287	40,319
International Business Machines Corp.	1,676	346,463
MongoDB, Inc.(2)	1,946	526,198
NEC Corp.	5,100	433,961
NEXTDC Ltd.(2)	68,614	732,940
NTT Data Group Corp.	26,400	417,654
		4,584,641
Leisure Products — 0.1%
BRP, Inc.(3)	3,919	193,227
Brunswick Corp.	532	42,422
MIPS AB(3)	1,254	61,506
Thule Group AB	2,080	69,622
Tomy Co. Ltd.	3,200	84,476
YETI Holdings, Inc.(2)	3,056	107,602
		558,855
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	4,677	609,460
Avantor, Inc.(2)	9,511	212,761
Bio-Techne Corp.	2,799	206,426
Danaher Corp.	2,107	517,606
ICON PLC(2)	1,213	269,419
IQVIA Holdings, Inc.(2)	1,249	257,069
Lonza Group AG	648	398,733
Mettler-Toledo International, Inc.(2)	183	236,390
Thermo Fisher Scientific, Inc.	657	358,932
		3,066,796
Machinery — 0.6%
CNH Industrial NV	33,250	373,398
Crane Co.	1,873	294,585
Cummins, Inc.	1,748	575,057
Daimler Truck Holding AG	3,486	144,148
Deere & Co.	474	191,823
Dover Corp.	796	150,707
Fluidra SA(3)	2,590	70,005
Konecranes OYJ	1,497	103,346
Miura Co. Ltd.	1,800	42,031
Organo Corp.	1,100	51,398
Oshkosh Corp.	4,743	484,924
Parker-Hannifin Corp.	563	356,981
RBC Bearings, Inc.(2)	556	155,875
Techtronic Industries Co. Ltd.	29,500	426,731
Timken Co.	2,452	203,516
Weir Group PLC	10,534	283,681
Xylem, Inc.	3,546	431,832
		4,340,038
Media — 0.3%
CyberAgent, Inc.(3)	3,700	24,153
Fox Corp., Class B	2,890	112,594
Interpublic Group of Cos., Inc.	16,512	485,453
Omnicom Group, Inc.	886	89,486
Stroeer SE & Co. KGaA	1,158	68,711
Trade Desk, Inc., Class A(2)	9,009	1,082,972
WPP PLC	37,787	397,176
		2,260,545

Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	6,516	131,645
ATI, Inc.(2)	1,669	87,973
Capstone Copper Corp.(2)(3)	12,639	87,416
Carpenter Technology Corp.	780	116,610
ERO Copper Corp.(2)	3,302	60,640
GMK Norilskiy Nickel PAO(4)	265,800	3
Hudbay Minerals, Inc.	3,373	30,257
Sandfire Resources Ltd.(2)(3)	15,354	103,911
		618,455
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	11,659	623,290
WEC Energy Group, Inc.	4,001	382,216
		1,005,506
Office REITs — 0.1%
Nippon Building Fund, Inc.	180	154,395
SL Green Realty Corp.	748	56,557
Vornado Realty Trust	9,366	387,846
		598,798
Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	4,788	524,478
Coterra Energy, Inc.	12,188	291,537
Eni SpA	4,860	74,033
Enterprise Products Partners LP	26,352	755,248
EOG Resources, Inc.	3,843	468,692
EQT Corp.	9,186	335,657
Gaztransport Et Technigaz SA	273	39,721
Kosmos Energy Ltd.(2)	34,536	129,855
Occidental Petroleum Corp.	7,001	350,820
Paladin Energy Ltd.(2)(3)	5,968	39,291
Parkland Corp.	7,513	174,828
Permian Resources Corp.	33,230	452,925
Repsol SA	5,678	71,079
Targa Resources Corp.	3,509	585,863
		4,294,027
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	96	9,495
Stella-Jones, Inc.	1,417	85,670
		95,165
Passenger Airlines — 0.1%
Southwest Airlines Co.	16,413	501,910
Personal Care Products — 0.2%
BellRing Brands, Inc.(2)	1,264	83,209
elf Beauty, Inc.(2)	1,981	208,500
Haleon PLC	72,843	350,088
Interparfums, Inc.	822	99,520
Kenvue, Inc.	18,493	424,045
Unilever PLC	6,259	381,812
		1,547,174
Pharmaceuticals — 0.7%
ALK-Abello AS(2)	2,557	59,873
AstraZeneca PLC	2,600	369,963
Bristol-Myers Squibb Co.	1,935	107,915
Camurus AB(2)	744	41,838
Edgewise Therapeutics, Inc.(2)	2,543	85,368

Eli Lilly & Co.	606	502,822
GSK PLC	33,948	613,053
H Lundbeck AS	4,478	29,151
Hikma Pharmaceuticals PLC	7,424	177,803
Intra-Cellular Therapies, Inc.(2)	645	54,664
Longboard Pharmaceuticals, Inc.(2)	1,550	92,566
Merck & Co., Inc.	3,368	344,614
Novo Nordisk AS, Class B	10,689	1,198,932
Roche Holding AG	2,150	666,292
Sanofi SA	4,209	444,806
Sanofi SA, ADR	4,120	217,866
Santen Pharmaceutical Co. Ltd.	8,900	106,434
Verona Pharma PLC, ADR(2)(3)	2,370	80,414
Virbac SACA	108	41,047
Zoetis, Inc.	2,061	368,466
		5,603,887
Professional Services — 0.5%
Adecco Group AG	15,592	487,745
ALS Ltd.	8,586	79,261
Arcadis NV	1,046	72,429
BayCurrent, Inc.(3)	2,700	87,748
Equifax, Inc.	2,106	558,132
Experian PLC	5,168	252,228
FTI Consulting, Inc.(2)	302	58,914
Jacobs Solutions, Inc.	1,390	195,406
RELX PLC	11,097	508,905
Teleperformance SE	4,773	505,947
Verisk Analytics, Inc.	2,036	559,330
Verra Mobility Corp.(2)	3,356	87,155
		3,453,200
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	1,262	165,284
Colliers International Group, Inc.	439	67,009
Colliers International Group, Inc. (Toronto)	282	43,108
CTP NV	7,528	125,931
FirstService Corp.	487	90,178
FirstService Corp. (Toronto)	862	159,603
Mitsui Fudosan Co. Ltd.	13,400	114,333
PSP Swiss Property AG	316	44,875
Redfin Corp.(2)	4,275	44,332
Savills PLC	4,214	58,408
TAG Immobilien AG(2)	2,431	40,412
Tokyo Tatemono Co. Ltd.	14,900	243,314
		1,196,787
Residential REITs — 0.3%
American Homes 4 Rent, Class A	6,525	229,941
AvalonBay Communities, Inc.	2,801	620,730
Boardwalk Real Estate Investment Trust	853	44,294
Camden Property Trust	2,189	253,464
Canadian Apartment Properties REIT	2,370	78,963
Equity Residential	6,863	482,949
Essex Property Trust, Inc.	1,150	326,439
Invitation Homes, Inc.	9,486	297,955
UNITE Group PLC	18,807	212,746
		2,547,481

Retail REITs — 0.5%
Agree Realty Corp.(3)	7,691	571,057
Charter Hall Retail REIT	38,033	84,201
Japan Metropolitan Fund Invest	112	68,741
Kite Realty Group Trust	13,840	355,273
Link REIT	43,720	203,710
Realty Income Corp.	10,173	603,971
Regency Centers Corp.	8,337	595,595
Scentre Group	116,257	266,539
Simon Property Group, Inc.	3,869	654,325
Unibail-Rodamco-Westfield	3,019	246,871
Urban Edge Properties	16,460	366,070
		4,016,353
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(2)	3,619	521,389
Analog Devices, Inc.	2,053	458,045
Applied Materials, Inc.	1,855	336,831
ASML Holding NV	921	619,954
Broadcom, Inc.	2,913	494,540
Camtek Ltd.	260	20,686
Credo Technology Group Holding Ltd.(2)	2,392	90,178
Enphase Energy, Inc.(2)	1,936	160,765
Impinj, Inc.(2)	397	75,426
Infineon Technologies AG	6,049	191,297
MACOM Technology Solutions Holdings, Inc.(2)	1,154	129,710
Marvell Technology, Inc.	3,807	304,979
Micronics Japan Co. Ltd.	1,200	29,899
Monolithic Power Systems, Inc.	871	661,350
Nova Ltd.(2)	226	41,878
NVIDIA Corp.	25,433	3,376,485
ON Semiconductor Corp.(2)	3,455	243,543
Onto Innovation, Inc.(2)	556	110,272
Rambus, Inc.(2)	2,288	109,412
Silicon Laboratories, Inc.(2)	857	89,008
SUMCO Corp.	62,000	592,808
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	1,254,379
Teradyne, Inc.	2,989	317,462
		10,230,296
Software — 1.8%
ACI Worldwide, Inc.(2)	1,817	89,396
Adobe, Inc.(2)	215	102,787
Agilysys, Inc.(2)	873	87,335
AppLovin Corp., Class A(2)	3,951	669,260
BlackLine, Inc.(2)	1,358	75,192
Bytes Technology Group PLC	4,312	25,111
Cadence Design Systems, Inc.(2)	2,588	714,599
Crowdstrike Holdings, Inc., Class A(2)	564	167,435
CyberArk Software Ltd.(2)	607	167,848
Datadog, Inc., Class A(2)	6,643	833,298
Descartes Systems Group, Inc.(2)	790	82,072
Dynatrace, Inc.(2)	1,831	98,508
Fair Isaac Corp.(2)	345	687,623
Guidewire Software, Inc.(2)	3,870	720,826
HubSpot, Inc.(2)	1,092	605,831
Klaviyo, Inc., Class A(2)	1,641	62,407

Manhattan Associates, Inc.(2)	2,668	702,644
Microsoft Corp.	8,676	3,525,493
Money Forward, Inc.(2)(3)	1,500	48,938
nCino, Inc.(2)	2,563	95,600
Open Text Corp.	3,479	104,344
Palantir Technologies, Inc., Class A(2)	30,327	1,260,390
Q2 Holdings, Inc.(2)	2,373	200,898
Salesforce, Inc.	841	245,042
SAP SE	3,413	796,884
ServiceNow, Inc.(2)	162	151,144
SPS Commerce, Inc.(2)	262	43,230
Tenable Holdings, Inc.(2)	2,960	117,246
Workday, Inc., Class A(2)	1,039	242,970
Zscaler, Inc.(2)	3,259	589,195
		13,313,546
Specialized REITs — 0.8%
Big Yellow Group PLC	8,810	136,627
CubeSmart	5,930	283,691
Digital Core REIT Management Pte. Ltd.	124,900	77,582
Digital Realty Trust, Inc.	4,370	778,865
Equinix, Inc.	1,517	1,377,557
Extra Space Storage, Inc.	603	98,470
Iron Mountain, Inc.	6,436	796,326
Lamar Advertising Co., Class A	2,151	283,932
National Storage Affiliates Trust	1,301	54,837
Public Storage	2,683	882,868
Safehold, Inc.	2,655	56,499
SBA Communications Corp.	2,119	486,247
VICI Properties, Inc.	22,735	722,064
		6,035,565
Specialty Retail — 0.4%
Aritzia, Inc.(2)	2,331	75,052
Boot Barn Holdings, Inc.(2)	908	113,091
Burlington Stores, Inc.(2)	2,968	735,381
CarMax, Inc.(2)	1,685	121,960
Foot Locker, Inc.(2)	1,434	33,255
Home Depot, Inc.	1,912	752,850
Sanrio Co. Ltd.	3,800	103,090
TJX Cos., Inc.	4,022	454,607
Tractor Supply Co.	979	259,934
Warby Parker, Inc., Class A(2)	2,265	38,347
		2,687,567
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	14,051	3,174,261
HP, Inc.	13,247	470,533
Samsung Electronics Co. Ltd.	10,590	449,662
Super Micro Computer, Inc.(2)	3,760	109,454
		4,203,910
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	6,500	113,535
Crocs, Inc.(2)	527	56,821
Deckers Outdoor Corp.(2)	852	137,078
Levi Strauss & Co., Class A	2,083	35,599
On Holding AG, Class A(2)	15,229	722,159
		1,065,192

Tobacco — 0.1%
British American Tobacco PLC	22,002	769,390
KT&G Corp.	4,000	317,737
		1,087,127
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	272	62,993
Ashtead Group PLC	3,997	299,006
Beacon Roofing Supply, Inc.(2)	5,352	492,759
Beijer Ref AB(3)	2,679	40,355
Bunzl PLC	6,475	285,059
Core & Main, Inc., Class A(2)	7,355	325,680
Diploma PLC	1,701	93,510
Ferguson Enterprises, Inc.	957	188,280
FTAI Aviation Ltd.	353	47,457
H&E Equipment Services, Inc.	2,808	146,718
Herc Holdings, Inc.	276	57,723
Howden Joinery Group PLC	3,883	42,248
MonotaRO Co. Ltd.	1,900	28,664
MSC Industrial Direct Co., Inc., Class A	6,745	533,327
Rexel SA	11,421	314,665
Seven Group Holdings Ltd.(3)	3,008	81,953
SiteOne Landscape Supply, Inc.(2)	1,161	162,238
United Rentals, Inc.	170	138,176
		3,340,811
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	359	84,632
SATS Ltd.	45,100	133,802
		218,434
TOTAL COMMON STOCKS (Cost $143,362,482)		195,732,432
U.S. TREASURY SECURITIES — 12.8%
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	8,476,533
U.S. Treasury Bonds, 4.75%, 11/15/43	120,000	122,859
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	161,164
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	763,573
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	439,731
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	78,266
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	390,248	394,358
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,664,160	1,709,223
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	177,350	195,754
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	873,870	878,951
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,178,734	1,189,010
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	1,328,134	1,024,947
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,579,382	3,135,855
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	6,095,899	4,667,213
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	717,244	550,742
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,209,120	717,211
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	8,628,425	8,522,198
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	5,401,620	5,247,625
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	4,978,162	4,766,841
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,360,970	2,264,830
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,368,730	2,279,358
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,105,921	2,740,576
U.S. Treasury Notes, 0.25%, 5/31/25	9,900,000	9,663,489
U.S. Treasury Notes, 4.625%, 2/28/26	7,080,000	7,112,634

U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,487,656
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,380,203
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	380,297
U.S. Treasury Notes, 4.375%, 8/31/28		6,170,000	6,215,793
U.S. Treasury Notes, 3.50%, 4/30/30		2,350,000	2,271,973
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	907,973
U.S. Treasury Notes, 4.375%, 11/30/30		1,390,000	1,402,488
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,800,000	4,945,746
U.S. Treasury Notes, VRN, 4.74%, (3-month USBMMY plus 0.20%), 1/31/25		2,000,000	2,000,514
U.S. Treasury Notes, VRN, 4.67%, (3-month USBMMY plus 0.13%), 7/31/25		1,500,000	1,499,275
TOTAL U.S. TREASURY SECURITIES (Cost $104,095,534)			95,594,859
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.2%
FHLMC, 6.00%, 2/1/38		15,845	16,478
FHLMC, 4.50%, 10/1/52		5,063,412	4,814,288
FHLMC, 5.50%, 12/1/52		4,821,275	4,789,548
FHLMC, 5.00%, 6/1/53		4,949,609	4,818,401
FNMA, 4.50%, 10/1/52		5,058,449	4,812,548
FNMA, 5.50%, 3/1/54		2,383,930	2,364,558
GNMA, 5.50%, TBA		4,828,000	4,801,775
GNMA, 9.00%, 4/20/25		6	6
GNMA, 7.50%, 6/15/26		48	48
GNMA, 7.00%, 12/15/27		3,779	3,799
GNMA, 7.50%, 12/15/27		415	417
GNMA, 6.00%, 5/15/28		2,561	2,591
GNMA, 6.50%, 5/15/28		2,272	2,298
GNMA, 7.00%, 5/15/31		5,190	5,372
GNMA, 6.50%, 10/15/38		350,663	371,932
GNMA, 4.50%, 6/15/41		113,036	110,269
UMBS, 4.00%, TBA		5,114,000	4,725,273
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,851,483)			31,639,601
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	270,000	131,353
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	249,228
			380,581
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	185,000	195,040
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	121,000	147,066
			342,106
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	90,091
Canada — 0.1%
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	579,057
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	371,322
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,578
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	70,037
			1,043,994
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		160,000	154,152
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,625,353
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	600,000	83,783

Denmark Government Bonds, 4.50%, 11/15/39	DKK	340,000	62,480
			146,263
Finland — 0.3%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	219,000	240,200
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	2,250,000	1,776,474
			2,016,674
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,400,000	1,246,376
French Republic Government Bonds OAT, 1.25%, 5/25/38(6)	EUR	379,000	319,769
			1,566,145
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,607,424
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	215,642
			2,823,066
Indonesia — 0.2%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	23,000,000,000	1,480,786
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	194,241
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,445,036
			1,639,277
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	224,000,000	1,237,244
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	347,865
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	310,581
			1,895,690
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	227,314
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	82,000	88,700
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	163,028
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	611,563
South Africa — 0.1%
Republic of South Africa Government Bonds, 10.875%, 3/31/38	ZAR	18,700,000	1,036,947
Spain — 0.0%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	132,000	142,722
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	9,000	12,001
			154,723
Supranational — 0.2%
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,499,383
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	348,694
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	982,922
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $24,829,763)			22,317,452
CORPORATE BONDS — 2.1%
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		105,000	104,264
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,893
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		670,000	582,421
			636,314
Banks — 0.9%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	252,554

Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	216,818
Bank of America Corp., VRN, 5.47%, 1/23/35		170,000	172,589
Bank of Nova Scotia, 3.45%, 4/11/25		2,255,000	2,241,830
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	108,315
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	432,022
Citigroup, Inc., VRN, 6.27%, 11/17/33		30,000	31,959
Citigroup, Inc., VRN, 5.83%, 2/13/35		30,000	30,273
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	274,345
Fifth Third Bank NA, 3.95%, 7/28/25		2,415,000	2,399,566
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	64,030
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	431,724
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		6,000	5,841
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	156,396
Wells Fargo & Co., VRN, 5.39%, 4/24/34		60,000	60,428
			6,878,690
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		370,000	356,744
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		82,000	80,440
Olin Corp., 5.125%, 9/15/27		60,000	59,231
			139,671
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	100,614
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	166,670
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	127,011
AT&T, Inc., 3.50%, 9/15/53		95,000	66,260
Sprint Capital Corp., 6.875%, 11/15/28		352,000	377,825
			571,096
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	187,350
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	49,460
MidAmerican Energy Co., 5.85%, 9/15/54		55,000	58,319
Northern States Power Co., 3.20%, 4/1/52		160,000	112,405
Northern States Power Co., 5.10%, 5/15/53		110,000	106,200
			513,734
Financial Services — 0.1%
UBS AG, VRN, 6.29%, (SOFR plus 1.26%), 2/21/25		827,000	829,326
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	143,625
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		50,000	51,169
			194,794
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	469,834
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	122,837
			592,671
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	187,633
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	148,996
			336,629
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	459,317
Meritage Homes Corp., 5.125%, 6/6/27		160,000	160,122
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	207,281
			826,720

Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	217,317
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		240,000	240,240
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	180,288
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,106
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,832
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	133,333
Energy Transfer LP, 5.75%, 4/1/25		70,000	69,954
Expand Energy Corp., 5.70%, 1/23/25		14,000	13,988
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	127,563
Petroleos Mexicanos, 5.35%, 2/12/28		645,000	601,224
			1,056,894
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		184,800	184,380
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		130,000	103,599
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.75%, 1/13/25		1,750,000	1,743,068
TOTAL CORPORATE BONDS (Cost $16,786,041)			16,037,829
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(6)		1,200,000	1,202,825
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.67%, (3-month SOFR plus 2.01%), 4/15/30(6)		350,000	350,779
Bryant Park Funding Ltd., Series 2021-17A, Class B1, VRN, 7.56%, (3-month SOFR plus 2.94%), 1/20/35(6)		425,000	425,021
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.73%, (3-month SOFR plus 2.10%), 4/22/32(6)		1,450,000	1,457,117
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.66%, (3-month SOFR plus 2.01%), 4/17/30(6)		3,000,000	3,001,967
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.78%, (3-month SOFR plus 2.16%), 1/20/30(6)		512,500	513,559
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(6)		200,000	200,533
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.99%, (3-month SOFR plus 2.36%), 1/25/32(6)		450,000	450,768
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,586,492)			7,602,569
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		3,655	3,560
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		1,800,000	1,183,256
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		24,137	21,342
			1,208,158
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.91%, (30-day average SOFR plus 1.05%), 1/25/44(6)		400,716	400,925
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,227,992)			1,609,083
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		301,021	274,230
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)		600,000	582,445
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)		445,514	429,443
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)		249,289	227,845
TOTAL ASSET-BACKED SECURITIES (Cost $1,599,194)			1,513,963
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		500,000	506,851

Electric Utilities — 0.0%
Enel SpA, 2.25%	200,000	209,835
Insurance — 0.0%
AXA SA, 6.69%	50,000	65,573
Intesa Sanpaolo Vita SpA, 4.75%	100,000	108,858
		174,431
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	523,550
TOTAL PREFERRED STOCKS (Cost $1,790,613)		1,414,667
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	161,260
New York City GO, 6.27%, 12/1/37	40,000	43,052
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	119,266
State of California GO, 4.60%, 4/1/38	100,000	96,010
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	45,694
TOTAL MUNICIPAL SECURITIES (Cost $513,216)		465,282
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	153	87,400
iShares MSCI EAFE Small-Cap ETF	59	3,744
TOTAL EXCHANGE-TRADED FUNDS (Cost $92,946)		91,144
SHORT-TERM INVESTMENTS — 6.4%
Certificates of Deposit — 0.8%
Canadian Imperial Bank of Commerce, VRN, 5.06%, (SOFR plus 0.25%), 2/11/25(6)	1,000,000	1,000,000
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	5,000,000	5,015,107
		6,015,107
Commercial Paper(8) — 2.7%
Banco Santander SA, 5.58%, 1/7/25(6)	3,000,000	2,973,425
Bank of Montreal, VRN, 5.11%, 5/30/25(6)	4,000,000	4,002,528
Chariot Funding LLC, VRN, 5.09%, 3/17/25 (LOC: JP Morgan Chase Bank)(6)	750,000	750,195
Ionic Funding LLC, 4.95%, 1/15/25 (LOC: Bank of America NA)(6)	500,000	495,020
Ionic Funding LLC, 4.96%, 2/5/25 (LOC: Bank of America NA)(6)	300,000	296,215
JP Morgan Securities LLC, VRN, 5.08%, 6/30/25(6)	1,000,000	999,900
Longship Funding LLC, 4.96%, 11/1/24 (LOC: Nordea Bank Abp)(6)	1,275,000	1,274,830
Mainbeach Funding LLC, 4.97%, 11/1/24 (LOC: Deutsche Bank AG)(6)	3,025,000	3,024,591
Natixis SA, 5.02%, 2/27/25(6)	3,500,000	3,446,829
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	2,900,000	2,891,433
		20,154,966
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,542,868	15,542,868
State Street Navigator Securities Lending Government Money Market Portfolio(9)	4,281,199	4,281,199
		19,824,067
Treasury Bills(8) — 0.3%
U.S. Treasury Bills, 5.07%, 3/20/25	1,000,000	983,129
U.S. Treasury Bills, 4.34%, 6/12/25	1,000,000	974,224
		1,957,353
TOTAL SHORT-TERM INVESTMENTS (Cost $47,921,109)		47,951,493
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $623,267,210)		757,094,607
OTHER ASSETS AND LIABILITIES — (1.2)%		(8,635,680)
TOTAL NET ASSETS — 100.0%		$748,458,927

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	405,315	AUD	603,473	Morgan Stanley	12/18/24	$7,999
BRL	3,543,980	USD	624,962	UBS AG	12/18/24	(15,004)
CAD	1,445,052	USD	1,040,167	Citibank N.A.	12/18/24	(678)
CAD	3,460,428	USD	2,490,969	Citibank N.A.	12/18/24	(1,731)
CAD	9,277	USD	6,856	Bank of America N.A.	12/20/24	(182)
CAD	8,446	USD	6,260	Bank of America N.A.	12/20/24	(184)
CAD	7,936	USD	5,897	Bank of America N.A.	12/20/24	(188)
CAD	12,308	USD	9,154	Bank of America N.A.	12/20/24	(299)
CAD	8,145	USD	6,041	Bank of America N.A.	12/20/24	(181)
CAD	30,197	USD	22,368	Bank of America N.A.	12/20/24	(644)
CAD	9,065	USD	6,728	Bank of America N.A.	12/20/24	(207)
CAD	8,680	USD	6,405	Bank of America N.A.	12/20/24	(161)
CAD	11,181	USD	8,147	Bank of America N.A.	12/20/24	(103)
CAD	22,503	USD	16,290	Bank of America N.A.	12/20/24	(102)
USD	4,687,597	CAD	6,358,716	JPMorgan Chase Bank N.A.	12/18/24	113,493
USD	273,629	CAD	371,180	Bank of America N.A.	12/20/24	6,601
USD	219,148	CAD	295,218	Bank of America N.A.	12/20/24	6,767
USD	259,604	CAD	349,718	Bank of America N.A.	12/20/24	8,017
USD	5,230	CAD	7,125	Bank of America N.A.	12/20/24	104
USD	18,108	CAD	24,668	Bank of America N.A.	12/20/24	361
USD	14,683	CAD	20,099	Bank of America N.A.	12/20/24	223
USD	20,488	CAD	28,143	Bank of America N.A.	12/20/24	241
USD	7,281	CAD	10,024	Bank of America N.A.	12/20/24	69
USD	6,837	CAD	9,481	Bank of America N.A.	12/20/24	16
CLP	128,628,273	USD	135,511	Goldman Sachs & Co.	12/18/24	(1,763)
USD	2,914,090	CNY	20,536,546	JPMorgan Chase Bank N.A.	12/18/24	11,839
COP	1,347,463,321	USD	310,074	JPMorgan Chase Bank N.A.	12/18/24	(7,356)
CZK	9,847,033	USD	433,828	Citibank N.A.	12/18/24	(10,330)
DKK	243,656	USD	36,573	Morgan Stanley	12/20/24	(956)
DKK	39,067	USD	5,659	Morgan Stanley	12/20/24	52
DKK	60,905	USD	8,845	Morgan Stanley	12/20/24	58
USD	276,297	DKK	1,839,404	Morgan Stanley	12/20/24	7,419
USD	7,051	DKK	48,083	Morgan Stanley	12/20/24	23
EUR	54,283	USD	58,800	JPMorgan Chase Bank N.A.	12/18/24	356
EUR	8,895	USD	9,653	Bank of America N.A.	12/20/24	42
EUR	32,226	USD	35,116	Goldman Sachs & Co.	12/20/24	7
EUR	4,682	USD	5,188	JPMorgan Chase Bank N.A.	12/20/24	(86)
EUR	58,656	USD	65,001	JPMorgan Chase Bank N.A.	12/20/24	(1,072)
EUR	61,102	USD	66,183	JPMorgan Chase Bank N.A.	12/20/24	411
EUR	73,324	USD	79,754	UBS AG	12/20/24	160
EUR	7,933	USD	8,629	UBS AG	12/20/24	17
USD	14,039,668	EUR	12,620,324	JPMorgan Chase Bank N.A.	12/18/24	286,252
USD	37,415	EUR	33,506	Citibank N.A.	12/20/24	898
USD	572,388	EUR	512,581	Citibank N.A.	12/20/24	13,735
USD	37,388	EUR	33,506	Goldman Sachs & Co.	12/20/24	871
USD	39,989	EUR	35,711	Goldman Sachs & Co.	12/20/24	1,068
USD	7,220	EUR	6,450	Goldman Sachs & Co.	12/20/24	190
USD	571,979	EUR	512,581	Goldman Sachs & Co.	12/20/24	13,325
USD	37,412	EUR	33,506	JPMorgan Chase Bank N.A.	12/20/24	895
USD	24,024	EUR	21,439	JPMorgan Chase Bank N.A.	12/20/24	657
USD	7,323	EUR	6,685	JPMorgan Chase Bank N.A.	12/20/24	38

USD	572,345	EUR	512,581	JPMorgan Chase Bank N.A.	12/20/24	13,692
USD	37,381	EUR	33,506	UBS AG	12/20/24	864
USD	6,961	EUR	6,372	UBS AG	12/20/24	16
USD	8,634	EUR	7,959	UBS AG	12/20/24	(41)
USD	571,871	EUR	512,581	UBS AG	12/20/24	13,217
USD	66,922	EUR	59,888	UBS AG	12/20/24	1,651
GBP	11,993	USD	16,056	Bank of America N.A.	12/20/24	(594)
GBP	19,416	USD	25,742	Bank of America N.A.	12/20/24	(708)
GBP	13,490	USD	17,905	Bank of America N.A.	12/20/24	(513)
GBP	11,126	USD	14,547	Bank of America N.A.	12/20/24	(201)
USD	1,262,744	GBP	961,486	Bank of America N.A.	12/18/24	23,060
USD	339,977	GBP	255,142	Bank of America N.A.	12/20/24	11,013
USD	18,268	GBP	14,046	Bank of America N.A.	12/20/24	158
USD	340,079	GBP	255,142	Goldman Sachs & Co.	12/20/24	11,115
HUF	79,268,091	USD	219,561	Morgan Stanley	12/18/24	(8,807)
IDR	11,759,445,918	USD	757,355	Bank of America N.A.	12/18/24	(9,885)
USD	1,537,337	IDR	23,897,910,500	Citibank N.A.	12/18/24	18,306
INR	25,717,219	USD	305,706	UBS AG	12/18/24	(369)
USD	2,114,433	JPY	294,150,884	Morgan Stanley	12/18/24	167,351
MXN	15,166,766	USD	743,340	Morgan Stanley	12/18/24	8,947
MYR	2,272,663	USD	524,622	Goldman Sachs & Co.	12/18/24	(4,879)
USD	172,317	NOK	1,835,348	Goldman Sachs & Co.	12/18/24	5,433
PEN	575,393	USD	151,084	UBS AG	12/18/24	1,327
PLN	2,321,258	USD	595,775	Morgan Stanley	12/18/24	(16,703)
RON	1,343,199	USD	297,395	Citibank N.A.	12/18/24	(4,025)
THB	12,644,394	USD	377,437	UBS AG	12/18/24	(1,619)
TRY	4,025,104	USD	106,014	Citibank N.A.	12/18/24	6,312
USD	1,032,924	ZAR	18,402,795	Morgan Stanley	12/18/24	(6,991)
ZAR	11,773,173	USD	650,757	Morgan Stanley	12/18/24	14,529
						$682,633

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	12	December 2024	$1,542,212	$(6,284)
Euro-OAT 10-Year Bonds	8	December 2024	1,084,791	(18,635)
U.K. Gilt 10-Year Bonds	24	December 2024	2,910,239	(129,574)
U.S. Treasury Long Bonds	9	December 2024	1,061,719	3,358
U.S. Treasury 2-Year Notes	32	December 2024	6,590,250	(7,344)
U.S. Treasury 5-Year Notes	185	December 2024	19,838,359	(260,267)
U.S. Treasury 10-Year Ultra Notes	74	December 2024	8,417,500	(69,957)
			$41,445,070	$(488,703)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	8	December 2024	$1,146,923	$20,785
U.S. Treasury Ultra Bonds	10	December 2024	1,256,250	(5,582)
			$2,403,173	$15,203
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$3,310,000	$218,560	$41,674	$260,234
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	1,000,000	71,064	34,103	105,167
						$289,624	$75,777	$365,401
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,464,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $902,172.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $43,187,372, which represented 5.8% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,663,054, which includes securities collateral of $1,381,855.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$335,124,233	—	—
Common Stocks	149,328,261	$46,404,171	—
U.S. Treasury Securities	—	95,594,859	—
U.S. Government Agency Mortgage-Backed Securities	—	31,639,601	—
Sovereign Governments and Agencies	—	22,317,452	—
Corporate Bonds	—	16,037,829	—
Collateralized Loan Obligations	—	7,602,569	—
Collateralized Mortgage Obligations	—	1,609,083	—
Asset-Backed Securities	—	1,513,963	—
Preferred Stocks	—	1,414,667	—
Municipal Securities	—	465,282	—
Exchange-Traded Funds	91,144	—	—
Short-Term Investments	19,824,067	28,127,426	—
	$504,367,705	$252,726,902	—
Other Financial Instruments
Futures Contracts	$3,358	$20,785	—
Swap Agreements	—	365,401	—
Forward Foreign Currency Exchange Contracts	—	779,195	—
	$3,358	$1,165,381	—
Liabilities
Other Financial Instruments
Futures Contracts	$343,150	$154,493	—
Forward Foreign Currency Exchange Contracts	—	96,562	—
	$343,150	$251,055	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,464	—	—	$(164)	$25,300	541	—	$316
American Century Focused Dynamic Growth ETF(3)	26,011	—	$40	1,627	27,598	296	$31	—
American Century Focused Large Cap Value ETF	25,222	—	—	936	26,158	379	—	81
American Century Multisector Income ETF	35,622	—	—	(187)	35,435	813	—	570
American Century Quality Diversified International ETF	28,491	—	53	(132)	28,306	571	4	—
American Century Short Duration Strategic Income ETF	4,619	—	—	(7)	4,612	90	—	67
American Century U.S. Quality Growth ETF	39,556	$157	—	2,565	42,278	463	—	35
American Century U.S. Quality Value ETF	39,615	447	—	1,187	41,249	680	—	157
Avantis Emerging Markets Equity ETF(4)	30,406	971	10,141	(1,165)	20,071	321	1,673	—
Avantis International Equity ETF(4)	16,820	1,716	—	(230)	18,306	287	—	—
Avantis International Small Cap Value ETF	8,258	—	18	(117)	8,123	121	2	—
Avantis U.S. Equity ETF	44,845	—	—	890	45,735	484	—	158
Avantis U.S. Small Cap Value ETF	12,538	37	—	(622)	11,953	126	—	49
American Century Emerging Markets Bond ETF	9,035	—	11,534	2,499	—	—	(2,399)	106
	$346,502	$3,328	$21,786	$7,080	$335,124	5,172	$(689)	$1,539
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.